Lease accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lease accounting
2025	$ 495
2026	430
2027	239
Total operating lease payments (undiscounted)	1,164
Less: Imputed interest	(65)
Total operating lease liabilities (discounted)	$ 1,099